INVESTMENTS IN AND RECEIVABLES FROM AFFILIATES (Details) (USD $)	12 Months Ended
	Oct. 30, 2011	Oct. 31, 2010	Oct. 25, 2009	Oct. 30, 2011 MegaMex Foods, LLC	Oct. 31, 2010 MegaMex Foods, LLC	Oct. 30, 2011 Purefoods-Hormel Company	Oct. 31, 2010 Purefoods-Hormel Company	Oct. 25, 2009 Purefoods-Hormel Company	Oct. 30, 2011 San Miguel Purefoods (Vietnam) Co. Ltd.	Oct. 31, 2010 San Miguel Purefoods (Vietnam) Co. Ltd.	Oct. 25, 2009 San Miguel Purefoods (Vietnam) Co. Ltd.	Oct. 30, 2011 Other	Oct. 31, 2010 Other	Oct. 25, 2009 Other
Investments in and receivables from affiliates
Ownership percentage				50.00%		40.00%			49.00%
Investments in and receivables from affiliates	$ 295,698,000	$ 214,389,000		$ 205,523,000	$ 122,447,000	$ 65,140,000	$ 63,894,000		$ 17,442,000	$ 20,501,000		$ 7,593,000	$ 7,547,000
Equity in earnings of affiliates	26,757,000	13,126,000	4,793,000	24,532,000	11,996,000	5,182,000	3,523,000	1,561,000	(3,059,000)	(1,315,000)	(210,000)	102,000	(1,078,000)	3,442,000
Excess of investment over the underlying equity in net assets of the joint venture				$ 21,300,000